WARRANTS (Tables)	6 Months Ended
Jun. 30, 2022
WARRANTS
Summary of fair value of warrant liabilities

	As of September 11,		As of December 17,
	2020		2020
Risk-free rate of return		0.12%		0.08%
Maturity date		September 11, 2021		December 17, 2021
Estimated volatility rate		60.72%		59.56%
Exercise price	US$	19.57	US$	19.57

Schedule of Stockholders' Equity Note, Warrants or Rights [Table Text Block]

		Exercise		Fair value at
		Price per		the closing
		share	Outstanding	date
	Terms	US$	Units	RMB’000
Warrants to purchase ordinary shares (first closing on September 11, 2020)	12 months	19.57	3,744,032	71,874
Warrants to purchase ordinary shares (second closing on December 17, 2020)	12 months	19.57	1,597,235	37,869